Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026 (six months ended December 31, 2025)	$ 350
2027	615
2028 and after	1,119
Total lease payments	$ 2,084